Related Party Transactions (Details) - USD ($)			12 Months Ended
	Aug. 15, 2019	Sep. 05, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Details) [Line Items]
Revenue from related parties					$ 1,240,708
Description of related party transactions		the Company disposed 90% of AGM Belize for $450,000 to Mr. Zhentao Jiang, a related party who is a director and principal shareholder of the Company. According to the equity transfer agreement, Mr. Zhentao Jiang will assume 90% assets and liabilities of AGM Belize and will be responsible to retrieve the investment funds to return to the Company’s former customers. As of December 31, 2018, Mr. Zhentao Jiang retrieved and returned $2,320,023 in cash to the Company’s former customers directly.
Operating expenses			$ 0	$ 61,864
Borrowing amount of related party			125,212	6,823	8,581,150
Repayments to related parties			$ 594,887	$ 587,120	$ 6,837,611
AGM Global Asset Management [Member]
Related Party Transactions (Details) [Line Items]
Description of related party transactions	On August 15, 2019, AGM Global Asset Management Ltd was dissolved and the Company recognized a loss in the amount of $16,537 for the year ended.